Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator Double Stacker 9 Buffer ETF™ – January

Innovator Double Stacker ETF™ – January

Innovator Triple Stacker ETF™ – January

(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus
Dated January 4, 2021

December 23, 2021

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. The current Outcome Period will end on December 31, 2021, and each Fund will commence a new outcome period that will begin on January 1, 2022 and end on December 31, 2022. Each Fund’s Cap will not be determined until the start of the new outcome period on January 1, 2022. As of December 22, 2021, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Double Stacker 9 Buffer ETF™ – January	DBJA

S&P 500 ETF Cap: 4.96% – 5.88%

(4.56% – 5.48% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap: 4.96% – 5.88%

(4.56% – 5.48% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 9.92% – 11.77%

(9.13% – 10.98% after taking into account the Fund’s unitary management fee)

Innovator Double Stacker ETF™ – January	DSJA

S&P 500 ETF Cap: 8.54% – 9.62%

(8.14% – 9.22% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap: 8.54% – 9.62%

(8.14% – 9.22% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 17.07% – 19.25%

(16.28% – 18.46% after taking into account the Fund’s unitary management fee)

Innovator Triple Stacker ETF™ – January	TSJA

S&P 500 ETF Cap: 5.36% – 6.00%

(5.09% – 5.73% after taking into account the Fund’s unitary management fee)

QQQ ETF Cap: 5.36% – 6.00%

(5.09% – 5.73% after taking into account the Fund’s unitary management fee)

Russell 2000 ETF Cap: 5.36% – 6.00%

(5.09% – 5.73% after taking into account the Fund’s unitary management fee)

Cumulative Fund Cap: 16.08% – 17.99%

(15.29% – 17.20% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference